Document and Entity Information	Nov. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000920465
Document Type	8-K12B
Document Period End Date	Nov. 02, 2021
Current Fiscal Year End Date	--12-31
Entity Registrant Name	LA JOLLA PHARMACEUTICAL COMPANY
Entity File Number	1-36282
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0361285
Entity Address, Address Line One	201 Jones Rd
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	617
Local Phone Number	715-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LJPC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false